IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	$ 556,608	$ 561,580
Securities received as collateral from securities financing and derivative transactions	274,259	306,458
Total liquid assets	$ 830,867	$ 868,038
% of total	100.00%	100.00%
Encumbered liquid assets	$ 300,411	$ 326,374
Unencumbered liquid assets	530,456	541,664
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	144,716	153,281
Securities received as collateral from securities financing and derivative transactions	110,322	123,806
Total liquid assets	$ 255,038	$ 277,087
% of total	31.00%	32.00%
Encumbered liquid assets	$ 96,079	$ 113,486
Unencumbered liquid assets	158,959	163,601
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	411,892	408,299
Securities received as collateral from securities financing and derivative transactions	163,937	182,652
Total liquid assets	$ 575,829	$ 590,951
% of total	69.00%	68.00%
Encumbered liquid assets	$ 204,332	$ 212,888
Unencumbered liquid assets	371,497	378,063
Equities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	9,952	10,555
Securities received as collateral from securities financing and derivative transactions	2,107	2,288
Total liquid assets	$ 12,059	$ 12,843
% of total	1.00%	1.00%
Encumbered liquid assets	$ 9,498	$ 8,890
Unencumbered liquid assets	2,561	3,953
Equities [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	51,299	38,501
Securities received as collateral from securities financing and derivative transactions	34,804	38,388
Total liquid assets	$ 86,103	$ 76,889
% of total	10.00%	9.00%
Encumbered liquid assets	$ 47,636	$ 47,653
Unencumbered liquid assets	38,467	29,236
U.S. government obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	77,506	72,808
Securities received as collateral from securities financing and derivative transactions	64,971	64,449
Total liquid assets	$ 142,477	$ 137,257
% of total	17.00%	16.00%
Encumbered liquid assets	$ 72,539	$ 63,688
Unencumbered liquid assets	69,938	73,569
Corporate issuer obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	20,494	19,507
Securities received as collateral from securities financing and derivative transactions	4,358	4,815
Total liquid assets	$ 24,852	$ 24,322
% of total	3.00%	3.00%
Encumbered liquid assets	$ 5,106	$ 4,512
Unencumbered liquid assets	19,746	19,810
Corporate issuer obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	77,877	84,853
Securities received as collateral from securities financing and derivative transactions	10,190	9,656
Total liquid assets	$ 88,067	$ 94,509
% of total	11.00%	11.00%
Encumbered liquid assets	$ 18,535	$ 15,228
Unencumbered liquid assets	69,532	79,281
Cash and central bank reserves [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	13,203	28,548
Securities received as collateral from securities financing and derivative transactions	0	0
Total liquid assets	$ 13,203	$ 28,548
% of total	2.00%	3.00%
Encumbered liquid assets	$ 590	$ 506
Unencumbered liquid assets	12,613	28,042
Cash and central bank reserves [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	59,981	66,094
Securities received as collateral from securities financing and derivative transactions	0	0
Total liquid assets	$ 59,981	$ 66,094
% of total	7.00%	8.00%
Encumbered liquid assets	$ 199	$ 180
Unencumbered liquid assets	59,782	65,914
Canadian government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	18,437	15,214
Securities received as collateral from securities financing and derivative transactions	80,646	94,000
Total liquid assets	$ 99,083	$ 109,214
% of total	12.00%	13.00%
Encumbered liquid assets	$ 45,930	$ 67,457
Unencumbered liquid assets	53,153	41,757
National Housing Act mortgage backed securities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	41,024	38,760
Securities received as collateral from securities financing and derivative transactions	0	0
Total liquid assets	$ 41,024	$ 38,760
% of total	5.00%	4.00%
Encumbered liquid assets	$ 1,889	$ 1,043
Unencumbered liquid assets	39,135	37,717
Provincial government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	41,606	40,697
Securities received as collateral from securities financing and derivative transactions	23,211	22,703
Total liquid assets	$ 64,817	$ 63,400
% of total	8.00%	8.00%
Encumbered liquid assets	$ 33,066	$ 31,078
Unencumbered liquid assets	31,751	32,322
U.S. federal agency obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	79,224	80,047
Securities received as collateral from securities financing and derivative transactions	13,183	15,838
Total liquid assets	$ 92,407	$ 95,885
% of total	11.00%	11.00%
Encumbered liquid assets	$ 27,269	$ 29,487
Unencumbered liquid assets	65,138	66,398
Other sovereign obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Table]
Bank-owned liquid assets	66,005	65,996
Securities received as collateral from securities financing and derivative transactions	40,789	54,321
Total liquid assets	$ 106,794	$ 120,317
% of total	13.00%	13.00%
Encumbered liquid assets	$ 38,154	$ 56,652
Unencumbered liquid assets	$ 68,640	$ 63,665